RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2024
RELATED PARTIES
Schedule of benefits to directors

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)

Compensation to directors not employed by the Company or on its behalf	$30	$64
Share-based payments to directors not employed by the Company or on its behalf	51	—
	$81	$64
Number of directors who received the above compensation by the Company	4	3

Schedule of compensation of key management personnel

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Short-term employee benefits	$826	$1,103
Share-based payments	574	420
Post-employment benefits	18	—
	$1,418	$1,523
Number of key officers	7	7